INCOME TAX (Restated, see Note 2) - Income tax provision (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Federal
Deferred					$ (465,518)
Change in valuation allowance					$ 465,518
Income tax provision	$ 0	$ 8,714	$ 8,714	$ 0